Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In fiscal 2025 (i) Mr. Hoffman received no long-term incentive grants; (ii) Ms. Norton was granted on May 23, 2025 an option to acquire up to 15,000 shares of our common stock with an exercise price of $1.47; (iii) Ms. Okuma was granted on May 23, 2025 an option to acquire up to 15,000 shares of our common stock with an exercise price of $1.47; (iv) Mr. Stefko received no long-term incentive grants; and (iv) Ms. Fogel was granted on May 23, 2025 an option to acquire up to 15,000 shares of our common stock with an exercise price of $1.47. All option awards granted to our named executive officers during fiscal 2025 vest at a rate of 25% on each of the first, second, third and fourth anniversaries of the grant date, so long as each such named executive officer remains continuously employed by the Company through each such vesting date. The Compensation Committee does not time grants with respect to the release of material non-public information ("MNPI"), nor does the Company time disclosure of MNPI for the purpose of affecting the value of executive compensation.